Summary of Significant Accounting Policies - Deferred Project Costs (FY) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cleco Power
Accounting Policies [Line Items]
Deferred project costs	$ 1.4	$ 1.4